Trade and Other Receivables - Other receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables [Line Items]
Trade receivables Face value	₩ 7,485,944	₩ 7,718,383
Trade receivables Allowance for doubtful accounts	(212,759)	(215,868)
Trade receivables Present value discount	(382)	(448)
Trade receivables	7,272,803	7,502,067
Other receivables Face value	2,552,077	2,225,024
Other receivables Allowance for doubtful accounts	(114,155)	(104,726)
Other receivables Present value discount	(6,976)	(8,928)
Other receivables	2,430,946	2,111,370
Current
Trade and Other Receivables [Line Items]
Trade receivables Face value	7,338,757	7,419,648
Other receivables Face value	2,327,640	2,075,601
Less than 60 days
Trade and Other Receivables [Line Items]
Trade receivables Face value	0	0
Other receivables Face value	0	0
Trade and Other receivables: (impairment reviewed)
Trade and Other Receivables [Line Items]
Trade receivables Face value	147,187	298,735
Other receivables Face value	224,437	149,423
Less than 60 days
Trade and Other Receivables [Line Items]
Trade receivables Face value	6,555	2,525
Other receivables Face value	98,220	24,782
60 ~ 90 days
Trade and Other Receivables [Line Items]
Trade receivables Face value	1,899	37,266
Other receivables Face value	2,034	1,007
90 ~ 120 days
Trade and Other Receivables [Line Items]
Trade receivables Face value	2,106	16,033
Other receivables Face value	14,135	10,997
120 days ~ 1year
Trade and Other Receivables [Line Items]
Trade receivables Face value	37,357	46,204
Other receivables Face value	26,212	23,991
Over 1 year
Trade and Other Receivables [Line Items]
Trade receivables Face value	99,270	196,707
Other receivables Face value	₩ 83,836	₩ 88,646